Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Jul. 17, 2012	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations
Revenue		$ 312.1	$ 304.5	$ 297.4	$ 301.4	$ 296.4	$ 299.0	$ 277.2	$ 169.4	$ 164.8	$ 1,199.7	$ 910.4	$ 613.9
Costs and expenses:
Operating (excluding depreciation and amortization)		178.0				165.7					663.9	515.0	344.9
Selling, general and administrative		30.0				34.8					135.8	104.4	48.8
Depreciation & amortization		66.0				64.8					256.4	203.9	136.7
Management fee to related party		0.4				0.4					1.7	1.4	1.1
Total costs and expenses		274.4				265.7					1,057.8	824.7	531.5
Income from operations		37.7	36.8	39.0	35.4	30.7	39.2	17.3	10.2	19.0	141.9	85.7	82.4
Other income (expense):
Interest expense		(57.8)				(66.9)					(242.0)	(180.4)	(75.1)
Realized and unrealized gain (loss) on derivative instruments		1.0				1.0					3.4	(9.4)	12.6
Loss on early extinguishment of debt	(8.3)										(58.1)	(8.3)
Other income (expense), net		(0.1)				0.1					(0.2)	0.2	(0.5)
Income (loss) before provision for income tax		(19.2)				(35.1)					(155.0)	(112.2)	19.4
Income tax (expense) benefit		(1.1)									(6.2)	0.7	3.2
Net income (loss)		$ (20.3)	$ (28.4)	$ (18.8)	$ (78.9)	$ (35.1)	$ (24.5)	$ (85.7)	$ (4.9)	$ 3.6	$ (161.2)	$ (111.5)	$ 22.6